ITEM 1. SCHEDULE OF INVESTMENTS

T. Rowe Price Personal Strategy Balanced Fund

Unaudited

August 31, 2008

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 62.2%		
CONSUMER DISCRETIONARY 8.5%		
Auto Components 0.1%		
Aisin Seiki (JPY)	16,900	443
Autoliv, GDR (SEK)	12,400	468
GKN (GBP)	113,304	506
Koito Manufacturing (JPY)	33,000	394
Strattec Security	2,200	63
TRW (1)	14,100	270
		2,144
Automobiles 0.5%		
BMW (EUR)	49,927	2,046
GM (2)	47,300	473
Harley-Davidson (2)	80,300	3,194
Honda (JPY)	14,000	456
Toyota Motor (JPY)	30,400	1,363
		7,532
Distributors 0.1%		
Jardine Cycle & Carriage (SGD)	39,000	488
Pacific Brands (AUD)	195,073	371
		859
Diversified Consumer Services 0.4%		
Benesse (JPY)	14,600	640
Corinthian Colleges (1)	30,200	401
H&R Block	155,000	3,958
Matthews International, Class A	8,200	412
		5,411
Hotels, Restaurants & Leisure 1.3%		
BJ's Restaurants (1)	9,200	107
Brinker	8,800	167

Federal National Mortgage Assn.		
4.50%, 5/1/19 - 7/1/35	5,904,606	5,636
5.00%, 10/1/18 - 2/1/36	22,131,161	21,651
5.50%, 1/1/17 - 11/1/37	46,886,596	46,628
6.00%, 5/1/21 - 9/1/38	15,556,070	15,762
6.50%, 12/1/08 - 11/1/37	13,961,310	14,385
7.00%, 2/1/30 - 7/1/37	443,083	464
8.00%, 6/1/10	972	1
8.50%, 11/1/21	395	–
Federal National Mortgage Assn., ARM		
4.573%, 7/1/35	442,362	443
4.878%, 11/1/35	359,792	365
5.311%, 12/1/35	305,798	308
5.330%, 12/1/35	371,398	375
5.538%, 12/1/35	539,363	546
5.539%, 7/1/36	1,305,068	1,325
5.655%, 12/1/35	149,328	151
5.792%, 11/1/37	1,255,398	1,277
5.980%, 9/1/36	419,765	425
5.981%, 8/1/36	809,930	828
6.043%, 12/1/36	551,451	564
Federal National Mortgage Assn., CMO		
3.50%, 4/25/13	46,425	46
5.00%, 3/25/15	200,190	200
5.50%, 5/25/27	530,068	536
7.25%, 5/25/20	132,652	137
Federal National Mortgage Assn., CMO, IO		
5.50%, 11/25/28	49,287	3
6.50%, 2/1/32	80,962	22

Total Investments in Securities

108.1% of Net Assets (Cost $1,474,205)	**$ 1,565,007**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) All or a portion of this security is on loan at August 31, 2008 -- total value of such securities at period-end amounts to $98,424. See Note 3.

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,862 and represents 0.1% of net assets.

(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $13,044 and represents 0.9% of net assets.

(5) The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(6) Prerefunded date is used in determining portfolio maturity.

(7) Insured by Financial Security Assurance Inc.

(8) Insured by MBIA Insurance Corp.

(9) Insured by AMBAC Assurance Corp.

(10) Affiliated Companies

(11) SEC 30-day yield

(12) Seven-day yield

(13) All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2008.

ADR American Depository Receipts

ARM Adjustable Rate Mortgage

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

CMO Collateralized Mortgage Obligation

DKK Danish Krone

EUR Euro

GBP British Pound

GDR Global Depository Receipts

GDS Global Depository Shares

GO General Obligation

HKD Hong Kong Dollar

IO Interest Only security for which the fund receives interest on notional principal

(10) Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/08	Value 5/31/08
T. Rowe Price Institutional Emerging Markets Equity Fund	$ 3,060	$ -	$ -	$ 25,557	$ 29,897
T. Rowe Price Institutional Floating Rate Fund, 5.66%	1,248	-	40	3,391	2,179
T. Rowe Price Institutional High Yield Fund, 8.51%	831	-	816	42,711	43,407
T. Rowe Price Institutional International Bond Fund, 4.71%	349	5,216	324	22,999	29,393
T. Rowe Price Reserve Investment Fund, 2.75%	¤	¤	$ 400	$ 71,289	$ 71,875
Totals			$ 1,580	$ 165,947	$ 176,751

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended August 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$ 177,311
Dividend income	1,580
Interest income	-
Investment income	$ 1,580
Realized gain (loss) on securities	$ 294
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Fund Unaudited August 31, 2008 Notes To Portfolio of Investments

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on August 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$1,000,516,000	$(19,000)
Level 2 – significant other observable inputs	564,491,000	(2,000)
Level 3 – significant unobservable inputs	0	0
Total	$1,565,007,000	$(21,000)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At August 31, 2008, no such collateral was received.

Repurchase Agreements

The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities or AAA-rated asset-backed securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

TBA Purchase Commitments

The fund may enter into “to be announced” (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At August 31, 2008, the value of loaned securities was $98,424,000; aggregate collateral received included U.S. government securities valued at $1,076,000.

NOTE 4 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $1,474,205,000. Net unrealized gain aggregated $90,842,000 at period-end, of which $179,386,000 related to appreciated investments and $88,544,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.

United Technologies	2,600	170
		14,872
Air Freight & Logistics 0.1%		
Expeditors International of Washington	25,900	935
UTi Worldwide	11,800	237
		1,172
Airlines 0.4%		
Gol Linhas Aereas Intel, ADR (1)	17,000	151
Southwest Airlines	316,700	4,824
		4,975
Building Products 0.1%		
American Woodmark	3,400	81
Builders FirstSource (2)	6,800	34
Gibraltar Industries	4,850	104
JS Group (JPY) (1)	16,200	220
Simpson Manufacturing	3,300	92
Universal Forest Products	6,000	197
		728
Commercial Services & Supplies 0.6%		
American Reprographics (2)	15,300	271
Bureau Veritas (EUR)	17,112	969
EnergySolutions	6,800	126
EnerNOC (2)	4,200	65
G & K Services, Class A	6,700	231
Kforce (2)	10,800	115
MPS Group (2)	26,300	303
Multi-Color	9,050	211
Nissha Printing (JPY) (1)	14,200	768
Resources Connection (2)	11,900	288
Ritchie Bros. Auctioneers	16,100	426
Waste Connections (2)	15,700	570

6.00%, 4/1/12 - 9/1/38	6,363,112	6,458
6.50%, 5/1/17 - 11/1/37	5,506,346	5,669
7.00%, 7/1/37	197,115	206
Federal National Mortgage Assn., ARM		
4.878%, 11/1/35	119,931	122
5.311%, 12/1/35	104,594	105
5.33%, 12/1/35	126,384	127
5.538%, 12/1/35	184,259	187
5.539%, 7/1/36	477,912	485
5.655%, 12/1/35	50,771	52
5.792%, 11/1/37	462,515	470
5.98%, 9/1/36	152,642	155
5.981%, 8/1/36	269,977	276
6.043%, 12/1/36	206,298	211
Federal National Mortgage Assn., CMO		
3.50%, 4/25/13	13,541	14
5.00%, 3/25/15	59,631	60
5.50%, 5/25/27	181,990	184
Federal National Mortgage Assn., CMO, IO		
5.50%, 11/25/28	12,858	1
6.50%, 2/1/32	22,132	6
Federal National Mortgage Assn., TBA		
5.00%, 1/1/33	160,000	153
6.00%, 1/1/33	913,000	921
		55,034

U.S. Government Obligations 0.7%

Government National Mortgage Assn.		
4.50%, 2/20/35	47,468	44
5.00%, 7/15/33 - 10/20/33	1,413,789	1,384

KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $8,063 (0.7%% of net assets) at period-end - see Note 3.
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%	Notional Amount	Value
Credit Default Swaps 0.0%		
Citigroup, Protection Bought (Relevant Credit: Lloyds TSB Bank 0.00%, 1/12/11), Pay 0.80%, Receive upon credit default, 12/20/13	(70,000)	–
Citigroup, Protection Bought (Relevant Credit: Lloyds TSB Bank 4.993%, 1/12/11), Pay 0.72%, Receive upon credit default, 12/20/13	(70,000)	1
Deutsche Bank, Protection Bought (Relevant Credit: Halliburton Company, 5.50%, 10/15/10), Pay 0.46%, Receive upon credit default, 6/20/13	(155,000)	1
Goldman Sachs, Protection Sold (Relevant Credit: GE Capital 6.00%, 6/15/12), Receive 0.185%, Pay upon credit default, 6/20/17	350,000	(34)
JPMorgan Chase, Protection Bought (Relevant Credit: Altria Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit default, 12/20/14	(170,000)	2
JPMorgan Chase, Protection Sold (Relevant Credit: Merrill Lynch 5.00%, 1/15/15), Receive 1.60%, Pay upon credit default, 12/20/08	78,000	(1)
JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit default, 12/20/14	170,000	(2)
Merrill Lynch, Protection Bought (Relevant Credit: Autozone 5.875%, 10/15/12), Pay 1.07%, Receive upon credit default, 12/20/13	(75,000)	–

(12) Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/08	Value 5/31/08
T. Rowe Price Institutional Emerging Markets Equity Fund	$ 2,660	$ -	$ -	$ 26,913	$ 32,159
T. Rowe Price Institutional Floating Rate Fund, 5.66%	1,287	-	43	3,602	2,353
T. Rowe Price Institutional High Yield Fund, 8.51%	295	-	290	15,169	15,417
T. Rowe Price Institutional International Bond Fund, 4.71%	138	3,238	123	7,962	11,709
T. Rowe Price Reserve Investment Fund, 2.75%	¤	¤	$ 128	$ 24,988	$ 19,802
Totals			$ 584	$ 78,634	$ 81,440

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended August 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$ 87,772
Dividend income	584
Interest income	-
Investment income	$ 584
Realized gain (loss) on securities	$ 207
Capital gain distributions from mutual funds	$ -

T. Rowe Price Personal Strategy Growth Fund
Unaudited	August 31, 2008

Notes To Portfolio of Investments

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on August 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$930,608,000	$(8,000)
Level 2 – significant other observable inputs	321,365,000	148,000
Level 3 – significant unobservable inputs	0	0
Total	$1,251,973,000	$140,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of

Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At August 31, 2008, no such collateral was received.

Repurchase Agreements

The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities or AAA-rated asset-backed securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

TBA Purchase Commitments

The fund may enter into “to be announced” (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At August 31, 2008, the value of loaned securities was $67,657,000; aggregate collateral received included U.S. government securities valued at $828,000.

NOTE 4 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $1,165,663,000. Net unrealized gain aggregated $86,366,000 at period-end, of which $176,208,000 related to appreciated investments and $89,842,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.

Banco Pololare SpA (EUR)	8,820	168
Banco Santander (EUR)	38,213	650
BNP Paribas (EUR)	5,746	519
Cascade Bancorp	3,800	30
China Citic Bank (HKD) (1)	858,000	493
Citizens Republic Bancorp	8,700	32
Danske Bank (DKK)	8,900	252
DBS Group (SGD)	32,978	417
Erste Group Bank (EUR)	8,913	536
Fifth Third Bancorp (1)	13,200	208
First Horizon National (1)	106,200	1,193
Glacier Bancorp	6,310	135
Grupo Financiero Banorte (MXN) (1)	65,232	261
Intesa Sanpaolo (EUR)	69,347	373
KBC (EUR)	2,419	231
National City (1)	22,500	113
Nordea Bank (SEK)	26,280	350
Pinnacle Financial Partners (2)	4,600	116
Preferred Bank	500	5
Prosperity Bancshares	3,300	106
Provident Bankshares	3,900	30
Royal Bank of Scotland (GBP)	100,945	432
Signature Bank (2)	2,900	86
Societe Generale, Class A (EUR)	1,722	167
Standard Chartered (GBP)	17,218	468
Sumitomo Mitsui Financial (JPY)	28	170
Sumitomo Trust and Banking (JPY)	53,000	318
SunTrust	21,100	884
Swedbank (SEK) (1)	9,800	173
Texas Capital Bancshares (2)	2,600	41
The Bank of Yokohama (JPY) (1)	46,000	246
U.S. Bancorp	3,900	124
Valley National Bancorp (1)	5,271	106
WestAmerica	3,600	184

Rogers Communications, 6.80%, 8/15/18	270,000	275
Rogers Wireless, 7.50%, 3/15/15	195,000	207
SABMiller, 6.20%, 7/1/11 (4)	295,000	302
SBC Communications, 5.30%, 11/15/10	625,000	644
Security Benefit Life Insurance, 7.45%, 10/1/33 (4)	95,000	83
Simon Property Group, 5.75%, 12/1/15	460,000	435
SLM Corporation, 8.45%, 6/15/18	290,000	264
SLM Corporation, VR, 2.94%, 7/27/09	60,000	57
SLM Corporation, VR, 5.31%, 4/1/09	165,000	159
Southern California Edison, 4.65%, 4/1/15	265,000	259
Southern California Edison, 5.95%, 2/1/38	510,000	505
Southern California Gas, 5.75%, 11/15/35	120,000	116
Southern Company, 5.30%, 1/15/12	110,000	113
Southern Natural Gas, 5.90%, 4/1/17 (4)	80,000	76
Sovereign Capital Trust VI, 7.908%, 6/13/36	225,000	160
Sprint Capital, 6.90%, 5/1/19	415,000	385
Sun Life Financial Global Funding, VR, 3.041%, 10/6/13 (4)	280,000	277
Sunoco, 5.75%, 1/15/17	220,000	204
Sysco, 5.25%, 2/12/18	140,000	141
Tampa Electric, 6.15%, 5/15/37	270,000	249
Target, 4.00%, 6/15/13	295,000	286
Target, 5.875%, 7/15/16	480,000	482
Telecom Italia Capital, 5.25%, 11/15/13	215,000	202
Telefonica Emisiones, 6.221%, 7/3/17	265,000	266
TEPPCO Partners, 7.55%, 4/15/38	370,000	373
Teva Pharmaceutical Finance, 5.55%, 2/1/16	270,000	263
Texas Gas Transmission, 5.50%, 4/1/13 (4)	390,000	380
Thomson Reuters, 6.50%, 7/15/18	255,000	258
Time Warner, 6.875%, 6/15/18	225,000	223

(12) Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/08	Value 5/31/08
T. Rowe Price Institutional Emerging Markets Equity Fund	$ 1,468	$ -	$ -	$ 9,655	$ 10,919
T. Rowe Price Institutional Floating Rate Fund, 5.66%	506	-	16	1,293	800
T. Rowe Price Institutional High Yield Fund, 8.51%	716	-	703	36,811	37,411
T. Rowe Price Institutional International Bond Fund, 4.71%	283	3,077	268	19,791	23,743
T. Rowe Price Reserve Investment Fund, 2.75%	¤	¤	763	119,662	117,654
Totals			$ 1,750	$ 187,212	$ 190,527

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended August 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$ 193,274
Dividend income	1,750
Interest income	-
Investment income	$ 1,750
Realized gain (loss) on securities	$ 113
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Income Fund
Unaudited	August 31, 2008

Notes To Portfolio of Investments

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on August 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$535,871,000	$(12,000)
Level 2 – significant other observable inputs	346,234,000	2,000
Level 3 – significant unobservable inputs	0	0
Total	$882,105,000	$(10,000)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At August 31, 2008, no such collateral was received.

Repurchase Agreements

The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities or AAA-rated asset-backed securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

TBA Purchase Commitments

The fund may enter into “to be announced” (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At August 31, 2008, the value of loaned securities was $68,354,000; aggregate collateral received included U.S. government securities valued at $388,000.

NOTE 4 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $862,194,000. Net unrealized gain aggregated $19,952,000 at period-end, of which $58,489,000 related to appreciated investments and $38,537,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.